Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Schedule of Significant Transactions and Balances with Related Parties
(b)
Significant transactions with related parties

	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Purchase of clinical trials related services
Hangzhou Simo Company Limited	5,948	—	—
Frontage Laboratories (Suzhou) Company Limited	2,157	—	—
Hangzhou Tigermed Consulting Company Limited	1,069	—	—
Beijing Medical Development (Suzhou) Company Limited	301	—	—
Shanghai Tigermed Consulting Company Limited	34	—	—

(c)
Balances with related parties

The Group had no balances with related parties at December 31, 2021 or December 31, 2022.

Summary of Key Management Personnel Compensation
(d)
Key management personnel compensation

	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	8,013	18,100	18,254
Share-based compensation expenses	1,148	28,266	18,293
Contributions to defined benefit plan (i)	971	—	—
Welfare, housing funds and other	180	308	487
	10,312	46,674	37,034

(i)
The defined benefit plan was established in 2018 for one founder and subsequently terminated in 2020. The aggregate value of the benefits under this plan was fully funded and rolled over into an individual retirement account for the benefit of the founder following termination. The Group will have no further obligations with respect to such plan and is no longer subject to actuarial risk and investment risk. The benefit obligation was determined using certain assumptions, including life annuity factor and specified interest rate, which were published by the U.S. Internal Revenue Service.